Debt (Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 2,000	$ 1,800
Commercial paper, outstanding	$ 1,277	$ 1,175		$ 983	$ 862
Commercial paper, weighted average interest rate	1.77%	2.47%		1.77%	2.47%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ 141	$ 99	$ 379
Maturity Less Than Ninety Days [Member]
Issuances and repayments of commercial paper
Issuance	5,069	8,292	4,539
Repayment	(5,141)	(8,442)	(4,160)
Change in commercial paper, net	(72)	(150)	379
Maturity Greater than 90 Days [Member]
Issuances and repayments of commercial paper
Issuance	2,115	1,135	0
Repayment	(1,902)	(886)	0
Change in commercial paper, net	$ 213	$ 249	$ 0